DEPOSITS BY BANKS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

	30 June 2026	31 December 2025
	£m	£m
Items in the course of transmission[1]	625	572
Deposits held as collateral	309	442
Other deposits[2]	6,929	5,613
Amounts due to other Santander UK Group Holdings plc subsidiaries	2	1
	7,865	6,628
1 Includes £500m (2025: £503m) of balances relating to settlement activities.
2 Includes balance drawn from the TFSME of £4.5bn (2025: £3.9bn).